Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt

11.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Unsecured short-term borrowings from banks	—	¥4,000	$48,106

Short-term borrowings	—	¥4,000	$48,106

Weighted-average interest rate on short-term borrowings was 0.61% at March 31, 2011. The interest rates ranged from 0.53% to 0.68% per annum at March 31, 2011. The above-mentioned short-term borrowings from banks included no loans denominated in foreign currencies.

A summary of long-term debt at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	¥5,000	$60,132
Unsecured 1.61% per annum bonds due in September 2012	5,000	5,000	60,132
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,132
Unsecured loans from banks due serially to 2011 with interest rates ranging from 0.87% to 1.03% per annum at March 31, 2010	204	—	—

Total long-term debt	15,204	15,000	180,396
Less: current portion	(204)	(5,000)	(60,132)

Long-term debt, non-current portion	¥15,000	¥10,000	$120,264

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 5, 2007. Unsecured long-term loans from banks included no loans denominated in foreign currencies at March 31, 2010. Additionally, the interest rates on those loans as of March 31, 2010 ranged from 0.87% to 1.03%, which was fully repaid in 2011. At March 31, 2010 and 2011, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

The Company has committed lines of credit available for immediate borrowings amounting to ¥20,000 million ($240,529 thousand) with certain financial institutions on November 7, 2006. KONAMI did not have any balance for the agreements as of March 31, 2010 and 2011. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2010 and 2011 amounted both to ¥15 million ($180 thousand).

The aggregate annual maturities of long-term debt outstanding at March 31, 2011 are as follows:

Millions of Yen
Year ending March 31,
2012	¥5,000
2013	5,000
2014	5,000